Provisions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Restructuring cost	$ 422
Provisions made during year	11,269	$ 12,174
Upward adjustments / increase in provision	449
Expenditures	8,796	17,611
Downward adjustments / provision eliminated	1,610	10,140
Provisions	$ 21,797	20,910		$ 35,275
Numerous milestone objective period	3 years
Recovery on settlement of contingent consideration	$ 0	9,891
Contingent consideration	78
Payment of contingent consideration liability	2,000	14,900
Arcola Energy Limited
Disclosure of other provisions [line items]
Recovery on settlement of contingent consideration		9,891
Cumulative Effect, Period of Adoption, Adjustment | Onerous Contracts-Cost of Fulfilling Contract
Disclosure of other provisions [line items]
Onerous contracts provision			$ 1,200
Warranty provision
Disclosure of other provisions [line items]
Provisions made during year	7,210	5,851
New additions to provision	5,916	4,580
Upward adjustments / increase in provision	1,294	1,271
Expenditures	2,652	2,391
Downward adjustments / provision eliminated	910	860
Provisions	14,997	11,327		8,712
Onerous contracts
Disclosure of other provisions [line items]
Provisions made during year	2,600	2,900
Expenditures	0	0
Downward adjustments / provision eliminated	700	0
Provisions	6,300	4,400		300
Legal provision
Disclosure of other provisions [line items]
Provisions made during year	0	2,968
Expenditures	2,968	0
Downward adjustments / provision eliminated	0	0
Provisions	0	2,968		$ 0
Contract termination	0
Other current liabilities
Disclosure of other provisions [line items]
New additions to provision	$ 43	44
Upward adjustments / increase in provision		$ 0